S000065838 [Member] Expense Example - FlexShares Developed Markets ex-US Quality Low Volatility Index Fund - FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	43
Expense Example, with Redemption, 5 Years	77
Expense Example, with Redemption, 10 Years	$ 177